Stockholders' Equity - Summary of Breakdown of Common Stock and Additional Paid-in Capital (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2017	Mar. 31, 2016	Mar. 26, 2015
Disclosure of classes of share capital [abstract]
Common stock	$ 4,171	$ 4,162
Additional paid-in capital	140,483	123,174	$ 9,459	$ 6,966	$ 7,613
Common stock and additional paid-in capital	$ 144,654	$ 127,336